Stock Option Plans and Stock-Based Compensation - Summary of Non-vested Vesting Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Number of Shares, Beginning Balance	1,216,796	1,315,668
Number of shares, granted	1,592,370	401,094	1,349,782
Number of Shares, Conversion of vested performance to service based	322,988
Number of Shares, Vested	(437,829)	(382,364)	(10,781)
Number of Shares, Forfeited	(111,076)	(117,602)	(23,333)
Non-vested number of shares, Ending Balance	2,583,249	1,216,796	1,315,668
Weighted average grant date Fair Value
Weighted average grant date Fair Value, Beginning Balance	$ 1.05	$ 1.15
Weighted average grant date Fair Value, Granted	4.13	0.81	$ 1.16
Weighted Average Grant Date Fair Value, Conversion of vested performance to service based	11.95
Weighted average grant date Fair Value, Vested	1.04	1.16	1.17
Weighted average grant date Fair Value, Forfeited	1.07	1.12	1.17
Weighted average grant date Fair Value, Ending Balance	$ 4.32	$ 1.05	$ 1.15
Performance Shares
Number of Shares
Number of Shares, Beginning Balance	277,194	289,233
Number of shares, granted	187,469	101,427	322,846
Number of Shares, Conversion of vested performance to service based	322,988
Number of Shares, Vested	(141,675)	(106,903)	(33,613)
Number of Shares, Forfeited		(6,563)
Non-vested number of shares, Ending Balance		277,194	289,233
Weighted average grant date Fair Value
Weighted average grant date Fair Value, Beginning Balance	$ 1.01	$ 1.11
Weighted average grant date Fair Value, Granted	1.55	0.84	$ 1.12
Weighted Average Grant Date Fair Value, Conversion of vested performance to service based	11.95
Weighted average grant date Fair Value, Vested	$ 1.54	0.99	1.12
Weighted average grant date Fair Value, Forfeited		1.18
Weighted average grant date Fair Value, Ending Balance		$ 1.01	$ 1.11